SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2011
SHARE-BASED COMPENSATION
NOTE 20.    SHARE-BASED COMPENSATION
2009 Incentive Plan
On June 4, 2009, our stockholders approved the 2009 Equity and Cash Incentive Plan (the “2009 Incentive Plan”). The 2009 Incentive Plan is administered by our board of directors or a committee designated by our board of directors (the “Committee”). Our board of directors or the Committee (the “Administrator”) will have the power and authority to select Participants (as defined below) in the 2009 Incentive Plan and to grant Awards (as defined below) to such Participants pursuant to the terms of the 2009 Incentive Plan. The 2009 Incentive Plan expires June 4, 2019.
Subject to adjustment, the total number of shares of our common stock available for the grant of Awards under the 2009 Incentive Plan may not exceed 4,000,000 shares; however, for purposes of this limitation, any stock subject to an award that is canceled, forfeited or expires prior to exercise or realization will again become available for issuance under the 2009 Incentive Plan. Subject to adjustment, no Participant will be granted, during any one year period, options to purchase common stock and/or stock appreciation rights with respect to more than 500,000 shares of common stock. Stock available for distribution under the 2009 Incentive Plan will come from authorized and unissued shares or shares we reacquire in any manner. All awards under the 2009 Incentive Plan are granted at fair market value on the date of issuance.
Awards may be in the form of stock options (incentive stock options and nonqualified stock options), restricted stock, restricted stock units, performance compensation awards and stock appreciation rights (collectively, “Awards”). Awards may be granted to employees, directors and, in some cases, consultants and those individuals whom the Administrator determines are reasonably expected to become employees, directors or consultants following the grant date of the Award (“Participants”). However, incentive stock options may be granted only to employees. Vesting periods may be set at the Board’s discretion but are generally set at two to four years. Awards to our directors are generally not subject to vesting.
Our board of directors at any time, and from time to time, may amend or terminate the 2009 Incentive Plan. However, no repricing of stock options is permitted unless approved by our stockholders, and, except as provided otherwise in the 2009 Incentive Plan, no other amendment will be effective unless approved by our stockholders to the extent stockholder approval is necessary to satisfy any applicable law or securities exchange listing requirements. As of December 31, 2011, there were 1.1 million remaining shares available under the 2009 Incentive Plan.
2007 Incentive Plan
On December 6, 2007, our stockholders approved the 2007 Equity and Cash Incentive Plan (the “2007 Incentive Plan”). The 2007 Incentive Plan is substantially similar to the 2009 Incentive Plan except for certain differences related to treatment of Awards at retirement and transferability of Awards at death. The 2007 Incentive Plan expires December 6, 2017.
Subject to adjustment, the total number of shares of our common stock that are available for the grant of Awards under the 2007 Incentive Plan may not exceed 4,000,000 shares; however, for purposes of this limitation, any stock subject to an award that is canceled, forfeited or expires prior to exercise or realization will again become available for issuance under the 2007 Incentive Plan.
Our board of directors at any time, and from time to time, may amend or terminate the 2007 Incentive Plan. However, except as provided otherwise in the 2007 Incentive Plan, no amendment will be effective unless approved by our stockholders to the extent stockholder approval is necessary to satisfy any applicable law or securities exchange listing requirements. As of December 31, 2011, there were 0.3 million remaining shares available under the 2007 Incentive Plan.
1997 Incentive Plan
On January 13, 1998, our stockholders approved the Key Energy Group, Inc. 1997 Incentive Plan, as amended (the “1997 Incentive Plan”). The 1997 Incentive Plan is an amendment and restatement of the plans formerly known as the Key Energy Group, Inc. 1995 Stock Option Plan and the Key Energy Group, Inc. 1995 Outside Directors Stock Option Plan. On November 17, 2007, the 1997 Incentive Plan terminated pursuant to its terms.
The exercise price of options granted under the 1997 Incentive Plan is at or above the fair market value per share on the date the options are granted. Under the 1997 Incentive Plan, while the shares of common stock are listed on a securities exchange, fair market value was determined using the closing sales price on the immediate preceding business day as reported on such securities exchange.
When the shares were not listed on an exchange, which includes the period from April 2005 through October 2007, the fair market value was determined by using the published closing price of the common stock on the Pink Sheets on the business day immediately preceding the date of grant.
During the period 2000-2001, the board of directors granted 3.7 million stock options that were outside the 1997 Incentive Plan, of which none remained outstanding as of December 31, 2011. The 3.7 million non-plan options were in addition to and do not include other options which were granted under the 1997 Incentive Plan, but not in conformity with certain of the terms of the 1997 Incentive Plan.
Stock Option Awards
Stock option awards granted under our incentive plans have a maximum contractual term of ten years from the date of grant. Shares issuable upon exercise of a stock option are issued from authorized but unissued shares of our common stock. The following tables summarize the stock option activity and certain options granted in prior years that were outside the 1997 Incentive Plan (shares in thousands):

	Year Ended December 31, 2011
	Options	Weighted Average Exercise Price	Weighted Average Fair Value
Outstanding at beginning of period	2,816	$13.52	$5.72
Granted	—	$—	$—
Exercised	(647)	$12.29	$5.31
Cancelled or expired	(32)	$13.89	$5.86
Outstanding at end of period	2,137	$13.87	$5.84
Exercisable at end of period	2,126	$13.92	$5.87

	Year Ended December 31, 2010
	Options	Weighted Average Exercise Price	Weighted Average Fair Value
Outstanding at beginning of period	3,895	$12.90	$5.62
Granted	—	$—	$—
Exercised	(454)	$8.51	$4.83
Cancelled or expired	(625)	$13.28	$5.77
Outstanding at end of period	2,816	$13.52	$5.72
Exercisable at end of period	2,790	$13.60	$5.76

	Year Ended December 31, 2009
	Options	Weighted Average Exercise Price	Weighted Average Fair Value
Outstanding at beginning of period	4,961	$12.21	$5.42
Granted	15	$4.14	$2.23
Exercised	(418)	$3.12	$2.30
Cancelled or expired	(663)	$13.70	$5.84
Outstanding at end of period	3,895	$12.90	$5.62
Exercisable at end of period	3,853	$12.99	$5.66

The following tables summarize information about the stock options outstanding at December 31, 2011 and certain options granted in prior years that were outside the 1997 Incentive Plan (shares in thousands):

	Options Outstanding
	Weighted Average Remaining Contractual Life (Years)	Number of Options Outstanding	Weighted Average Exercise Price	Weighted Average Fair Value
Range of exercise prices:
$3.87 - $8.00	6.92	21	$4.04	$1.73
$8.01 - $9.37	0.26	72	$8.37	$4.47
$9.38 - $13.10	2.95	495	$11.65	$5.42
$13.11 - $15.05	5.01	807	$14.61	$6.48
$15.06 - $19.42	6.28	742	$15.36	$5.68
		2,137	$13.87	$5.84
Aggregate intrinsic value (in thousands)		$3,599

	Options Exercisable
	Number of Options Exercisable	Weighted Average Exercise Price	Weighted Average Fair Value
Range of exercise prices:
$3.87 - $8.00	10	$4.13	$1.77
$8.01 - $9.37	72	$8.37	$4.47
$9.38 - $13.10	495	$11.65	$5.42
$13.11 - $15.05	807	$14.61	$6.48
$15.06 - $19.42	742	$15.36	$5.68
	2,126	$13.92	$5.87
Aggregate intrinsic value (in thousands)	$3,470

We did not grant any stock options during the years ended December 31, 2011 and 2010. The total fair value of stock options granted during the year ended December 31, 2009 was less than $0.1 million. The total fair value of stock options vested during the year ended December 31, 2011 was less than $0.1 million. For each of the years ended December 31, 2011, 2010 and 2009, we recognized less than $0.1 million, in pre-tax expense related to stock options. We recognized tax benefits of less than $0.1 million, related to our stock options for each of the years ended December 31, 2011, 2010 and 2009. For unvested stock option awards outstanding as of December 31, 2011, we expect to recognize less than $0.1 million of compensation expense over a weighted average remaining vesting period of approximately 0.9 years. The weighted average remaining contractual term for stock option awards exercisable as of December 31, 2011 is 4.8 years. The intrinsic value of the options exercised for the years ended December 31, 2011, 2010 and 2009 was $3.0 million, $4.0 million and $1.9 million, respectively. Cash received from the exercise of options for the year ended December 31, 2011, was $8.0 million with recognition of associated tax benefits in the amount of $0.9 million.
Common Stock Awards
The total fair market value of all common stock awards granted during the years ended December 31, 2011, 2010 and 2009 was $18.4 million, $17.9 million and $8.8 million, respectively.
The following tables summarize information for the years ended December 31, 2011, 2010 and 2009 about the common share awards that we have issued (shares in thousands):

	Year Ended December 31, 2011
	Outstanding	Weighted Average Issuance Price	Vested	Weighted Average Issuance Price
Shares at beginning of period	5,027	$7.98	1,913	$8.41
Shares issued during period(1)	1,370	$13.43	101	$1.18
Previously issued shares vesting during period	—	$—	1,246	$5.99
Shares cancelled during period	(139)	$9.43	—	$—
Shares repurchased during period	(384)	$14.68	(384)	$14.68
Shares at end of period	5,874	$8.78	2,876	$6.27

	Year Ended December 31, 2010
	Outstanding	Weighted Average Issuance Price	Vested	Weighted Average Issuance Price
Shares at beginning of period	3,679	$7.14	1,094	$13.70
Shares issued during period(1)	1,804	$9.90	153	$1.28
Previously issued shares vesting during period	—	$—	968	$4.13
Shares cancelled during period	(154)	$5.94	—	$—
Shares repurchased during period	(302)	$10.24	(302)	$10.24
Shares at end of period	5,027	$7.98	1,913	$8.41

	Year Ended December 31, 2009
	Outstanding	Weighted Average Issuance Price	Vested	Weighted Average Issuance Price
Shares at beginning of period	1,409	$14.42	748	$14.05
Shares issued during period(1)	2,667	$3.30	146	$5.96
Previously issued shares vesting during period	—	$—	272	$15.04
Shares cancelled during period	(325)	$7.24	—	$—
Shares repurchased during period	(72)	$6.73	(72)	$6.73
Shares at end of period	3,679	$7.14	1,094	$13.70

(1)	Includes 99,999, 109,410 and 143,100 shares of common stock issued to our non-employee directors that vested immediately upon issuance during 2011, 2010 and 2009, respectively.
For common stock grants that vest immediately upon issuance, we record expense equal to the fair market value of the shares on the date of grant. For common stock awards that do not immediately vest, we recognize compensation expense ratably over the graded vesting period of the grant, net of estimated and actual forfeitures. For the years ended December 31, 2011, 2010 and 2009, we recognized $15.6 million, $10.6 million and $6.0 million, respectively, of pre-tax expense from continuing operations associated with common stock awards, including common stock grants to our outside directors. In connection with the expense related to common stock awards recognized during the year ended December 31, 2011, we recognized tax benefits of $6.0 million. Tax benefits for the years ended December 31, 2010 and 2009 were $4.1 million and $2.0 million, respectively. For the unvested common stock awards outstanding as of December 31, 2011, we anticipate that we will recognize $13.4 million of pre-tax expense over the next 0.8 years.
Performance Units
During March 2010, we issued a total of 0.6 million performance units to certain of our employees and officers. Performance units provide a cash incentive award, the unit value of which is determined with reference to our common stock. The performance units are measured based on two performance periods. One half of the performance units are measured based on a performance period consisting of the first year after the grant date, and the other half are measured based on a performance period consisting of the second year after the grant date. At the end of each performance period, 100%, 50%, or 0% of an individual’s performance units for that period will vest, based on the relative placement of our total shareholder return within a peer group consisting of Key and five other companies. If we are in the top third of the peer group, 100% of the performance units will vest; if we are in the middle third, 50% will vest; and if we are in the bottom third, the performance units will expire unvested and no payment will be made. If any performance units vest for a given performance period, the award holder will be paid a cash amount equal to the vested percentage of the performance units multiplied by the closing price of our common stock on the last trading day of the performance period. We account for the performance units as a liability-type award as they are settled in cash. As of December 31, 2011, the fair value of outstanding performance units issued in March 2010 was $2.8 million, and is being accreted to compensation expense over the vesting terms of the awards. The unrecognized compensation cost related to our unvested performance units is estimated to be $0.2 million and is expected to be recognized over a weighted-average period of 0.2 years as of December 31, 2011.
Phantom Share Plan
In December 2006, we announced the implementation of a “Phantom Share Plan,” in which certain of our employees were granted “Phantom Shares.” Phantom Shares vest ratably over a four-year period and convey the right to the grantee to receive a cash payment on the anniversary date of the grant equal to the fair market value of the Phantom Shares vesting on that date. Grantees are not permitted to defer this payment to a later date. The Phantom Shares are a “liability” type award and we account for these awards at fair value. We recognize compensation expense related to the Phantom Shares based on the change in the fair value of the awards during the period and the percentage of the service requirement that has been performed, net of estimated and actual forfeitures, with an offsetting liability recorded on our consolidated balance sheets. We recognized $0.3 million, $1.1 million and $1.9 million of pre-tax compensation expense from continuing operations, associated with the Phantom Shares for the years ended December 31, 2011, 2010 and 2009, respectively. As of December 31, 2011, we recorded current liabilities of $0.6 million, which represented the aggregate fair value of the Phantom Shares on that date.
We recognized income tax benefits associated with the Phantom Shares of $0.1 million, $0.4 million and $0.7 million in 2011, 2010 and 2009, respectively. For unvested Phantom Share awards outstanding as of December 31, 2011, based on the market price of our common stock on this date, we expect to recognize $0.1 million of compensation expense over a weighted average remaining vesting period of approximately 0.4 years. During 2011, cash payments related to the Phantom Shares totaled $0.7 million.
Stock Appreciation Rights
In August 2007, we issued approximately 587,000 SARs to our executive officers. Each SAR has a ten-year term from the date of grant. The vesting of all outstanding SAR awards was accelerated during the fourth quarter of 2008. Upon the exercise of a SAR, the recipient will receive an amount equal to the difference between the exercise price and the fair market value of a share of our common stock on the date of exercise, multiplied by the number of shares of common stock for which the SAR was exercised. All payments will be made in shares of our common stock. Prior to exercise, the SAR does not entitle the recipient to receive any shares of our common stock and does not provide the recipient with any voting or other stockholders’ rights. We account for these SARs as equity awards and recognize compensation expense ratably over the vesting period of the SAR based on their fair value on the date of issuance, net of estimated and actual forfeitures. We did not recognize any expense associated with these awards during 2011, 2010 and 2009. As of December 31, 2011, 0.4 million SARS remain unexercised.

Valuation Assumptions on Stock Options and Stock Appreciation Rights
The fair value of each stock option grant or SAR was estimated on the date of grant using the Black-Scholes option-pricing model, based on the following weighted-average assumptions:

Year Ended December 31,
2009
Risk-free interest rate	2.21%
Expected life of options, years	6
Expected volatility of the Company’s stock price	53.70%
Expected dividends	none